CONSOLIDATED AND COMBINED STATEMENTS OF PARTNERS' CAPITAL (USD $)	Limited Partners Common Unitholders, Public	General Partner, Landmark Subordinated Unitholder, Landmark	General Partner, Landmark	Landmark Infrastructure Partners LP, Predecessor	Common Unitholders, Public	Subordinated Unitholder, Landmark	Total
Balance as of beginning of period at Dec. 31, 2011				$ 33,634,317			$ 33,634,317
Increase (decrease) in partners' capital
Cash Contributions				52,418,850			52,418,850
Contributions of real property interests				3,995,291			3,995,291
Distributions				(32,200,401)			(32,200,401)
Change in control				48,049,897			48,049,897
Net income				1,518,504			1,518,504
Net income (loss) attributable to predecessor							(1,518,504)
Balance as of end of period at Dec. 31, 2012				107,416,458			107,416,458
Increase (decrease) in partners' capital
Cash Contributions				500,000			500,000
Contributions of real property interests				1,777,039			1,777,039
Distributions				(25,748,048)			(25,748,048)
Net income				4,429,816			4,429,816
Net income (loss) attributable to predecessor							(4,429,816)
Balance as of end of period at Dec. 31, 2013				88,375,265			88,375,265
Increase (decrease) in partners' capital
Contributions of real property interests				11,597,918			11,597,918
Distributions				(7,721,737)			(7,721,737)
Net income (loss) attributable to predecessor				3,286,195			3,286,195
Contributions of assets by Landmark Infrastructure Partners LP Predecessor and to fund general and administrative expense reimbursements				(83,019,274)	93,222,079	(8,447,609)	1,755,196
Balance as of end of period at Nov. 18, 2014				12,518,367	93,222,079	(8,447,609)	97,292,837
Balance as of beginning of period at Dec. 31, 2013							88,375,265
Increase (decrease) in partners' capital
Net income							587,847
Net income (loss) attributable to predecessor							(3,286,195)
Net loss attributable to partners	(1,619,009)	(1,079,339)					(2,698,348)
Balance as of end of period at Dec. 31, 2014				12,518,367			116,960,630
Balance as of beginning of period at Nov. 18, 2014					93,222,079	(8,447,609)	97,292,837
Increase (decrease) in partners' capital
Proceeds from initial public offering, net of offering costs of $9,519,321					42,730,679		42,730,679
Proceeds from sale of subordinated units to Landmark						39,272,905	39,272,905
Distributions					(59,667,292)		(59,667,292)
Net income							(2,698,348)
Contributions of assets by Landmark Infrastructure Partners LP Predecessor and to fund general and administrative expense reimbursements			12,349				12,349
Unit-based compensation					17,500		17,500
Net loss attributable to partners					(1,619,009)	(1,079,339)	(2,698,348)
Balance as of end of period at Dec. 31, 2014			$ 12,349	$ 12,518,367	$ 74,683,957	$ 29,745,957	$ 116,960,630